Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
11. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2011	December 31, 2012

5% Convertible Senior Unsecured Notes	$700,000	$700,000
9.5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	-	800,000
Loan Facilities - Drybulk Segment	841,453	716,354
Loan Facilities - Tanker Segment	130,048	224,985
Loan Facilities - Drilling Segment	2,279,167	1,607,500
Less: Deferred financing costs	(192,183)	(162,124)
Less: Dryships participation in Ocean Rig Senior Notes	(18,000)	-
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	1,350	-
Total debt	4,241,835	4,386,715
Less: Current portion	(429,149)	(1,102,085)
Long-term portion	$3,812,686	$3,284,630

Convertible Senior Notes and Related Borrow Facility

In November 2009, the Company issued $400,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the “Notes”), which are due December 1, 2014. The full over allotment option granted was exercised and an additional $60,000 Notes were purchased. Accordingly, $460,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $447,810 after the underwriter commissions.

The holders may convert their Notes at any time on or after June 1, 2014 but prior to maturity. However, holders may also convert their Notes prior to June 1, 2014 under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $7.19 per share of common stock or 139.0821 share of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the ten consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate transactions occur. The Notes are unsecured and pay interest semi-annually at a rate of 5% per annum commencing June 1, 2010.

As the Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has applied the guidance for “Accounting for Convertible Debt Instruments That May be Settled in Cash Upon Conversion (Including Partial Cash Settlement)”, and therefore, on the day of the Note issuance, bifurcated the $460,000 principal amount of the Notes into liability and equity components of $341,156 and $118,844, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the guidance requires the Company to accrete the discount of $118,844 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion is based on an effective interest rate of 12%.

In April 2010, the Company issued $220,000 aggregate principal amount of Notes, which are due December 1, 2014. These Notes were offered as additional Notes under the indenture, as supplemented by a supplemental indenture, pursuant to which the Company previously issued $460,000 aggregate principal amount of Notes due December 1, 2014 in November 2009. The terms of the Notes offered in April other than their issue date and public offering price, are identical to the Notes issued in November 2009.

The full over allotment option granted was exercised and an additional $20,000 aggregate principal amount of Notes were purchased. Accordingly, $240,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $237,202 after the underwriter commissions. On the day of the Note issuance, the Company bifurcated the $240,000 principal amount of the Notes into the liability and equity components of $168,483 and $71,517, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the Company is required to accrete the discount of $71,517 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion is based on an effective interest rate of 14%.

In conjunction with the public offering of 5% Notes described above, the Company also entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. During 2011 and 2012 the share borrower returned 1,000,000 and 10,000,000 loaned shares, respectively. Subsequent to December 31, 2012, the share borrower returned 10,000,000 loaned shares. The returned loaned shares were not retired and are included as treasury stock in the accompanying balance sheet as of December 31, 2011 and 2012.

The fair value of the outstanding loaned shares as of December 31, 2011 and 2012 was $70,200 and $40,160, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement recorded as interest expense during the years ended December 31, 2010, 2011 and 2012 was $2,617, $2,974 and $2,983, respectively. The unamortized balance as of December 31, 2011 and 2012 was $8,690 and $5,707, respectively.

Effective September 19, 2011 the applicable conversion price has been changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig (Note 13). Since the Company's stock price was below the Notes conversion price of $6.9 as of December 31, 2012, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's consolidated statements of operations for the years ended December 31, 2010, 2011 and 2012 was $57,681, $69,144 and $73,855, of which $26,516, $34,144 and $38,855, respectively are non-cash amortization of the discount on the liability component and $31,165, $35,000 and $35,000, respectively are the contractual interest payable semi-annually at a coupon rate of 5% per year. At December 31, 2011 and 2012 the net carrying amount of the liability component and unamortized discount were $572,113 and $610,969, respectively and $127,887 and $89,031, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig's 9.5% senior unsecured notes due 2016

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the “OCR UDW Notes”) offered in a private placement, resulting in net proceeds of approximately $487.5 million. The OCR UDW Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The OCR UDW Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies OCR UDW Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with notional amount of $57,000 resulting in a gain of $1,406. The remaining $18,000 senior unsecured notes were measured at fair value as of December 31, 2011 and a loss of $1,350 was recorded in “Other comprehensive income”. During the period from March 15, 2012 to March 30, 2012, the remaining $18,000 of senior unsecured notes were also sold to third parties with a notional amount of $18,000 resulting in a gain of $709.

Ocean Rig's 6.5% senior secured notes due 2017

On September 20, 2012, Ocean Rig's wholly owned subsidiary Drill Rigs Holdings Inc. (“the Issuer”), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the “Drill Rigs Notes”) offered in a private offering, resulting in net proceeds of approximately $781,965. Ocean Rig used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Notes are fully and unconditionally guaranteed by Ocean Rig and certain of its existing and future subsidiaries (collectively, the “Issuer Subsidiary Guarantors” and, together with Ocean Rig, the “Guarantors”).

Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the notes, at one time or from time to time at 103.25% (from October 1, 2012 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Notes and the Drill Rigs Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors, and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions.

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and September 2024. Interest rates on the outstanding loans as at December 31, 2012 are based on LIBOR plus a margin, except for an amount of $458,333 from the Loan facilities which are based on a fixed rate.

On January 4, 2012, the Company entered into a supplemental agreement for the term bank loan dated July 23, 2008 and the vessel Woolloomooloo was pledged as collateral to secure the bank loan.

On February 9, 2012, the Company entered into two supplemental agreements for the facility dated March 31, 2006 for a shortfall in the security cover ratio and pledged 10,000,000 of its shares of Ocean Rig as additional security. The share pledge expired on March 31, 2012.

On February 14, 2012, the Company entered into a secured credit facility of up to $122,580 to partially finance the acquisition cost of vessel Fakarava and construction costs relating to two of its VLOCs under construction, which are scheduled for delivery in the first half of 2013. The facility bears interest at LIBOR plus a margin and is repayable in forty eight installments. The facility is secured with guarantees from Cardiff and the Company. The Company has drawn down an amount of $38,000 related to the vessel Fakarava. The drawdown of the two remaining vessels under construction is contingent upon they have acceptable charters, as defined in the loan agreement.

On March 19, 2012, the Company entered into a loan facility of up to $87,654 to partially finance the acquisition cost of vessel Raraka and the newbuildings H1241 and H1242. The loan bears interest at LIBOR plus a margin and is repayable in thirty-two quarterly installments plus a balloon payment payable with the last installment. The Company has drawn down an amount of $19,065 related to the vessel Raraka (ex H1638). The remaining portion of the loan, to finance the newbuildings H1241 and H1242 is still unsecured.

On May 9, 2012, Ocean Rig, through its wholly owned subsidiary Drillships Holdings Inc., signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and the cross-acceleration provisions relating to the DryShips' indebtedness for its drybulk carrier and tanker fleet and Ocean Rig's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by Ocean Rig under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the $800,000 secured term loan agreement that would provide the lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) Ocean Rig is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig as its shareholder; and (iii) Ocean Rig is permitted to pay dividends or make any other distributions to its shareholders up to 50% of its net income, provided it maintained minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash in the previous year from the date of the dividend, distribution or buy back of share capital and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original and the amended agreements, Ocean Rig is also required to maintain minimum free cash of $100,000.

On May 14, 2012, Ocean Rig signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg S.A. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will not result in a crossdefault under the Deutsche Bank Credit Facilities that would provide Ocean Rig's lenders thereunder with the right to accelerate Ocean Rig's outstanding debt under these facilities.

In addition, the amendments also removed the automatic prepayment mechanism under the Deutsche Bank Credit Facilities. Ocean Rig is also required to increase its debt service reserve account by an aggregate amount of $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash evidenced through cash flow forecasts for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by Ocean Rig of the financial covenants, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by Ocean Rig to pay such amount.

In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that Ocean Rig fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection therewith under the guarantees. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.

On May 18, 2012, Ocean Rig signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to, among other things, replace the cross-acceleration clause relating to DryShips' indebtedness with cross-acceleration clause to Ocean Rig's indebtedness under its other credit facilities. In September 2012, the outstanding balance of the loan has been fully repaid from the proceeds of the offering of the Drill Rigs Notes as discussed above.

On August 31, 2012, the Company entered into a supplemental agreement relating to the term bank loan dated July 23, 2008, for a shortfall in the security cover ratio and made a prepayment of $9,125.

On September 27, 2012, the Company entered into two supplemental agreements relating to the credit facility dated March 31, 2006, to cure a shortfall in the security cover ratio and pledged 7,800,000 of its shares of Ocean Rig as additional security. The share pledge expires on June 30, 2013.

On October 24, 2012, the Company entered into a secured term bank loan of up to $107,669 to partially finance the construction costs relating to the newbuilding tankers Alicante, Mareta and Bordeira which were delivered in January 2013. The facility bears interest at LIBOR plus a margin and is repayable in twenty-four semi-annual installments. During January 2013, the Company drew an amount of $100,856, related to the delivery of the above three tankers.

On December 20, 2012, the Company obtained two waiver letters relating to the two term bank loans dated October 5, 2007 and March 13, 2008, to amend certain terms and cure a shortfall in the security cover ratio. The waivers expire on December 31, 2013. These waivers are subject to definite documentation.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2011 and 2012 were $109,037 and $189,389, respectively. As of December 31, 2012, the Company is required to pay a quarterly commitment fee ranging from 0.25% to 1.08%, per annum of its undrawn portion of the line of credit.

The weighted-average interest rates on the above outstanding debt were: 4.80%, 5.45% and 6.35% for the years ended December 31, 2010, 2011 and 2012, respectively.

The table below presents the movement for bank loans and notes throughout 2012:

Loan	Loan agreement date	Original Amount	December 31, 2011	New Loans	Repayments	December 31, 2012
Term Bank Loan	October 2, 2007	35,000	17,500	-	-	17,500
Term Bank Loan	December 4, 2007	101,150	14,284	-	(14,284)	-
Term Bank Loan	October 5, 2007	90,000	61,500	-	(4,500)	57,000
Term Bank Loan	June 20, 2008	103,200	31,600	-	(4,350)	27,250
Term Bank Loan	May 13, 2008	125,000	51,000	-	(23,515)	27,485
Term Bank Loan	May 5, 2008	90,000	48,000	-	(6,000)	42,000
Term Bank Loan	November 16, 2007	47,000	20,000	-	(2,000)	18,000
Term Bank Loan	July 23, 2008	126,400	85,350	-	(21,525)	63,825
Term Bank Loan	March 13, 2008	130,000	38,265	-	(5,350)	32,915
Term Bank Loan	February 7, 2011	70,000	66,500	-	(4,667)	61,833
Term Bank Loan	April 20\, 2011	32,313	31,236	-	(2,154)	29,082
Term Bank Loan	October 26, 2011	141,350	32,313	109,038	(7,281)	134,070
Term Bank Loan	April 15, 2011	800,000	766,667	-	(66,667)	700,000
Term Bank Loan	October 24, 2012	107,669	-	-	-	-
Credit Facility	March 31, 2006	753,637	344,373	-	(72,803)	271,570
Credit Facility	September 17, 2008	1,040,000	522,500	-	(522,500)	-
Credit Facility	March 19, 2012	87,654	-	19,065	(894)	18,171
Credit Facility	July 18, 2008	1,125,000	990,000	-	(82,500)	907,500
Credit Facility	February 14, 2012	122,580	-	38,000	(420)	37,580
Credit Facility	September 18, 2007	325,000	129,580	-	(26,522)	103,058
5% Convertible Senior Unsecured Notes	November 21, 2009	460,000	700,000	-	-	700,000
9.5% Ocean Rig's Senior Unsecured Notes	April 27, 2011	500,000	483,350	16,650	-	500,000
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	-	800,000	-	800,000
			$4,434,018	982,753	(867,932)	4,548,839

The above loans and secured notes are secured by a first priority mortgage over the vessels, rigs and drillships, corporate guarantee, a first assignment of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business. In addition, some of the vessels owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit the Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2012, the shipping segment was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2012, the shipping segment was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company's loan agreements relating to $769,098 of the Company's debt (Note 3). As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of its shipping segment's bank loans in breach amounting to $941,339 as current at December 31, 2012.

As of December 31, 2012, the drilling segment was in compliance with all its financial covenants.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31 2010, 2011 and 2012 amounted to $107,293, $178,040 and $222,635, respectively. These amounts net of capitalized interest are included in “Interest and finance costs” in the accompanying consolidated statements of operations.

The annual principal payments required to be made after December 31, 2012, including balloon payments, totaling $4,548,839 due through September 2024, are as follows:

2013	$1,118,005
2014	876,667
2015	176,667
2016	1,110,000
2017	910,000
2018 and thereafter	357,500
Total principal payments	4,548,839
Less: Financing fees and equity component of notes	(162,124)
Total debt	$4,386,715